Guardian Variable Products Trust
10 Hudson Yards
New York, NY 10001

February 27, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Guardian Variable Products Trust File Nos. 333-210205; 811-23148

Ladies and Gentlemen:

Enclosed for filing on behalf of Guardian Variable Products Trust (the “Registrant”) via the EDGAR system is Post-Effective Amendment No. 25 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 29 under the Investment Company Act of 1940, as amended, to the Registrant’s registration statement on Form N-1A (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act and relates solely to the following series of the Registrant: Guardian Large Cap Fundamental Growth VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Small Cap Core VIP Fund, Guardian Core Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Short Duration Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund. The Amendment does not affect the currently effective Prospectus and Statement of Additional Information for other series of the Registrant.

No fee is required in connection with this filing. Please contact the undersigned at (212) 598-1297 (Email: kathleen_moynihan@glic.com) or Corey Rose of Dechert LLP at (202) 261-3314 (Email: corey.rose@dechert.com) with any comments or questions concerning this filing.

Very truly yours,

/s/ Kathleen M. Moynihan

Kathleen M. Moynihan
Senior Counsel

Copy to:	Corey F. Rose, Dechert LLP James V. Catano, Dechert LLP